Schedule of operating and finance leases assets and liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease assets, net	$ 16,603	$ 21,725
Finance lease assets, net	40,454	89,282
Operating lease liabilities-current	9,223	21,385
Operating lease liabilities-noncurrent	7,564	1,596
Operating lease liabilities-total	16,787	22,981
Finance lease liabilities-current	11,053	10,146
Finance lease liabilities-noncurrent	56,559	65,520
Finance lease liabilities-total	$ 67,612	$ 75,666